Buffalo Flexible Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communication Services - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	100,000	$2,894,000
Verizon Communications, Inc.	230,000	9,952,100
		12,846,100
Entertainment - 0.8%
Lionsgate Studios Corp. (a)	500,000	2,905,000
Starz Entertainment Corp. (a)	33,333	535,661
		3,440,661
Total Communication Services		16,286,761

Consumer Staples - 17.3%
Beverages - 4.4%
Coca-Cola Co.	140,000	9,905,000
PepsiCo, Inc.	75,000	9,903,000
		19,808,000
Consumer Staples Distribution & Retail - 4.3%
Costco Wholesale Corp. (b)(c)	20,000	19,798,800
		$–
Food Products - 2.5%
Conagra Brands, Inc.	100,000	2,047,000
General Mills, Inc.	150,000	7,771,500
Kellanova	20,000	1,590,600
		11,409,100
Household Products - 6.1%
Clorox Co.	50,000	6,003,500
Colgate-Palmolive Co.	25,000	2,272,500
Kimberly-Clark Corp.	70,000	9,024,400
Procter & Gamble Co.	65,000	10,355,800
		27,656,200
Total Consumer Staples		78,672,100

Energy - 24.3%
Energy Equipment & Services - 1.3%
Schlumberger NV	180,000	6,084,000
		$–
Oil, Gas & Consumable Fuels - 23.0%
APA Corp.	400,000	7,316,000
BP PLC - ADR	25,000	748,250
Chevron Corp.	125,000	17,898,750
ConocoPhillips	150,000	13,461,000
Delek Logistics Partners LP	140,000	6,013,000
Exxon Mobil Corp.	165,000	17,787,000
Hess Corp.	100,000	13,854,000
HF Sinclair Corp.	72,500	2,978,300
Kinder Morgan, Inc.	560,000	16,464,000
Marathon Petroleum Corp.	50,000	8,305,500
		104,825,800
Total Energy		110,909,800

Financials - 9.6%
Banks - 1.9%
Truist Financial Corp.	200,000	8,598,000
		$–
Insurance - 7.7%
Allstate Corp.	80,000	16,104,800
Arthur J. Gallagher & Co.	60,000	19,207,200
		35,312,000
Total Financials		43,910,000

Health Care - 15.8%
Biotechnology - 2.2%
Gilead Sciences, Inc.	90,000	9,978,300
		$–
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	75,000	10,200,750
		$–
Pharmaceuticals - 11.4%
Bristol-Myers Squibb Co.	8,000	370,320
Eli Lilly & Co. (b)(c)	35,000	27,283,550
Johnson & Johnson	75,000	11,456,250
Merck & Co., Inc.	80,000	6,332,800
Pfizer, Inc.	270,000	6,544,800
		51,987,720
Total Health Care		72,166,770

Industrials - 3.8%
Commercial Services & Supplies - 3.2%
Pitney Bowes, Inc.	240,000	2,618,400
Waste Management, Inc.	52,000	11,898,640
		14,517,040
Electrical Equipment - 0.6%
ABB Ltd. - ADR	45,000	2,685,150
Total Industrials		17,202,190

Information Technology - 21.1%
Communications Equipment - 2.7%
Cisco Systems, Inc.	175,000	12,141,500
		$–
IT Services - 4.5%
International Business Machines Corp.	70,000	20,634,600
		$–
Semiconductors & Semiconductor Equipment - 3.0%
QUALCOMM, Inc.	85,000	13,537,100
		$–
Software - 10.9%
Microsoft Corp. (b)(c)	100,000	49,741,000
Total Information Technology		96,054,200

Materials - 0.9%
Chemicals - 0.3%
Dow, Inc.	50,000	1,324,000
		$–
Metals & Mining - 0.6%
Rio Tinto PLC - ADR	50,000	2,916,500
Total Materials		4,240,500
TOTAL COMMON STOCKS (Cost $167,526,235)		439,442,321

REAL ESTATE INVESTMENT TRUSTS - 3.3%	Shares	Value
Real Estate - 3.3%
Specialized REITs - 3.3%
Digital Realty Trust, Inc.	85,300	14,870,349
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,977,727)		14,870,349

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
Fidelity Money Market Government Portfolio - Class I, 4.23% (d)	1,411,629	1,411,629
TOTAL SHORT-TERM INVESTMENTS (Cost $1,411,629)		1,411,629

TOTAL INVESTMENTS - 100.0% (Cost $173,915,591)		455,724,299
Liabilities in Excess of Other Assets - (0.0)% (e)		(167,706)
TOTAL NET ASSETS - 100.0%		$455,556,593
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is held as collateral for written options. At June 30, 2025, the total market value of these securities was $11,334,400 which represented 2.5% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.

Buffalo Flexible Allocation Fund
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
Costco Wholesale Corp., Expiration: 07/18/2025; Exercise Price: $1,080.00	$(4,949,700)	(50)	$(4,000)
Eli Lilly & Co., Expiration: 07/18/2025; Exercise Price: $920.00	(3,897,650)	(50)	(1,750)
Microsoft Corp., Expiration: 08/15/2025; Exercise Price: $530.00	(2,487,050)	(50)	(26,500)
TOTAL WRITTEN OPTIONS (Premiums received $19,100)			$(32,250)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Flexible Allocation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$439,442,321	$–	$–	$439,442,321
Real Estate Investment Trusts	14,870,349	–	–	14,870,349
Money Market Funds	1,411,629	–	–	1,411,629
Total Investments	455,724,299	–	–	455,724,299

Liabilities:
Investments:
Written Options	(32,250)	–	–	(32,250)
Total Investments	$(32,250)	$–	$–	$(32,250)

Refer to the Schedule of Investments for further disaggregation of investment categories.